Equity	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Equity
Equity
20 Equity

Total equity
	2019	2018	2017
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,078	17,050	17,006
	17,117	17,088	17,045

Other reserves
- Revaluation reserve: Available-for-sale and other	n/a	n/a	3,447
- Revaluation reserve: Equity securities at FVOCI	1,580	1,914	n/a
- Revaluation reserve: Debt instruments at FVOCI	322	398	n/a
- Revaluation reserve: Cash flow hedge	1,208	604	263
- Revaluation reserve: Credit liability	–114	8	n/a
- Revaluation reserve: Property in own use	253	204	203
- Net defined benefit asset/liability remeasurement reserve	–336	–394	–400
- Currency translation reserve	–2,079	–2,043	–1,663
- Share of associates and joint ventures and other reserves	3,189	2,940	2,527
- Treasury shares	–10	–11	–15
	4,013	3,621	4,362

Retained earnings	29,866	28,339	27,022

Shareholders’ equity (parent)	50,996	49,049	48,429
Non-controlling interests	893	803	715
Total equity	51,889	49,851	49,144

Share capital and share premium
Share capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2019	2018	2017	2019	2018	2017
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,832,266	10,837,272	10,843,210	108	108	108
Issued share capital	3,896,734	3,891,728	3,885,790	39	39	39

Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2017	3,878,484	39
Issue of shares	7,306
Issued share capital as at 31 December 2017	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39
Issue of shares	5,006
Issued share capital as at 31 December 2019	3,896,734	39

In 2019, ING Groep N.V. issued 5.0 million ordinary shares (2018: 5.9 million ordinary shares, 2017: 7.3 million). These issues were made in order to fund obligations arising from share-based employee incentive programmes.

In 2019, 2018 and 2017 respectively, ING Groep N.V. issued USD 2,750 million, nil and nil Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such conversion are fulfilled. As a result of this conversion, the issued share capital can increase by no more than 306 million ordinary shares. Reference is made to Note 19 ‘Subordinated loans’.

Ordinary shares

All ordinary shares are in registered form. No share certificates have been issued. Ordinary shares may be transferred by means of a deed of transfer. A transfer of ordinary shares requires written acknowledgement by ING Groep N.V. Ordinary shares are listed on various stock exchanges. The par value of ordinary shares is EUR 0.01 . The authorised ordinary share capital of ING Groep N.V. currently consists of 14,729 million ordinary shares. As at 31 December 2019, 3,897 million ordinary shares were issued and fully paid.

Ordinary shares held by ING Group (Treasury shares)

As at 31 December 2019, 0.9 million ordinary shares (2018: 1.1 million and 2017: 0.9 million) of ING Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries. The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Share premium

Share premium
	2019	2018	2017
Opening balance	17,050	17,006	16,950
Issue of shares	28	44	56
Closing balance	17,078	17,050	17,006

The increase in share premium, is a result of the issuance of ordinary shares related to share-based employee incentive programmes.

Other reserves

Revaluation reserves

Changes in revaluation reserve
	Equity securities at FVOCI			Debt instruments at FVOCI			AFS and other			Cash flow hedge			Credit liability			Property in own use

	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Opening balance	1,914	n/a	n/a	398	n/a	n/a	n/a	3,447	3,830	604	263	777	8	n/a	n/a	204	203	204
Effect of change in accounting policy due to the implementation of IFRS 9		2,432			629			-3,447						-190
Changes in credit liability reserve													-116	199
Unrealised revaluations	137	-461		-43	-177				-293	604	342	-514				58	3	25
Realised gains/losses transferred to the statement of profit or loss				-33	-54				-90
Realised revaluations transferred to retained earnings	-472	-56											-6			-9	-2	-26
Closing balance	1,580	1,914	n/a	322	398	n/a	n/a	n/a	3,447	1,208	604	263	(114)	8	n/a	253	204	203

Equity securities at FVOCI

In 2019, the unrealised revaluations of EUR 137 million are due to the revaluation of shares in Bank of Beijing EUR 35 million and shares in EquensWorldLine EUR 101 million. The EUR -472 million transfer of revaluation reserve to retained earnings is mainly related to the sale of shares in Kotak Mahindra Bank EUR -320 million and EquensWorldLine EUR -149 million.

In 2018, the Equity securities at FVOCI revaluation reserve decreased by EUR 517 million, mainly due to the revaluation of shares in Bank of Beijing EUR -549 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 71 million.

Available-for-sale and other

As from 2018, due to implementation of IFRS 9, the revaluation results of Available-for-sale and other are reported in the FVOCI reserve.

In 2017, the Available-for-sale revaluation reserve decreased by EUR 383 million mainly due to the revaluation of shares in Bank of Beijing EUR -479 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 302 million.

Cash flow hedge

ING mainly hedges floating rate lending with interest rate swaps. Due to decrease in interest rate yield curve in 2019 the interest rate swaps had a positive revaluation of EUR 604 million which is recognised in cah flow hedge reserve.

Net defined benefit asset/liability remeasurement reserve

Reference is made to Note 36 ‘Pension and other post-employment benefits’.

Currency translation reserve

Changes in currency translation reserve
	2019	2018	2017
Opening balance	–2,043	–1,663	–770
Unrealised revaluations	–134	71	192
Realised gains/losses transferred to the statement of profit or loss	–138
Exchange rate differences	236	–451	–1,085
Closing balance	–2,079	–2,043	–1,663

Realised gains/losses transferred to the statement of profit or loss is related to the sale of shares in Kotak Mahindra Bank (EUR -119 million) and the effect of the merger transaction of TMB (EUR -18 million).

Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to hedge the CET1 ratio. The net increase of unrealized revaluations and Exchange rate differences of EUR 102 million is related to several currencies.

Share of associates, joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2019	2018	2017
Opening balance	2,940	2,527	2,235
Effect of change in accounting policy due to the implementation of IFRS 9		–28
Result for the year	180	160	153
Transfer to/from retained earnings	69	280	139
Closing balance	3,189	2,940	2,527

Treasury shares

Changes in treasury shares
	Amount			Number
	2019	2018	2017	2019	2018	2017
Opening balance	–11	–15	–8	1,137,701	944,257	600,634
Purchased/sold	1	4	–7	–218,314	193,444	343,623
Closing balance	–10	–11	–15	919,387	1,137,701	944,257

Retained earnings

Changes in retained earnings
	2019	2018	2017
Opening balance	28,339	27,022	24,371
Effect of change in accounting policy due to the implementation of IFRS 9		–390
Transfer to/from other reserves	418	–211	–139
Result for the year	3,723	4,601	5,311
Dividend	–2,650	–2,607	–2,564
Employee stock options and share plans	13	19	21
Changes in composition of the group and other changes	23	–96	22
Closing balance	29,866	28,339	27,022

Changes in the composition of the group

In 2019 ING acquired the additional 23% of shares in Payvsion. Given that ING already had control over Payvision, the acquisition of the shares in 2019 represents a shareholder transaction and resulted in a transfer between Non-controlling interest and Retained earnings within Shareholders equity of EUR 24 million. Reference is made to Note 47, 'Consolidated companies and businesses acquired and divested', 'Acquisitions'.

Dividend

In 2019, a cash dividend of EUR 2,650 million (2018: EUR 2,607 million and 2017: EUR 2,564 million) was paid to the shareholders of ING Group.

For further information, reference is made to Note 30 ‘Dividend per ordinary share’.

Ordinary shares - Restrictions with respect to dividend and repayment of capital

The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the part related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.

As at 31 December 2019, an amount of EUR 1,818 million (2018: EUR 1,638 million; 2017: EUR 1,478 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves. Such restrictions may among others be of a similar nature as the restrictions which apply to ING Groep N.V., including minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries.

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
	2019	2018	2017
ING Bank	8,397	7,603	7,603
Other	0	97	75
Non-distributable reserves	8,398	7,700	7,678

Furthermore there are restrictions to the ability of subsidiaries, associates and joint ventures to distribute reserves to ING Groep N.V. as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries operate.

In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, rating agency and regulatory views, which can change over time; it is not possible to disclose a reliable quantification of these limitations. For an overview of the minimal capital requirements of ING Group refer to the ‘Capital Management’ section.

Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Capital may be repaid to the holders of ordinary shares pursuant to an amendment of ING Groep N.V.’s Articles of Association whereby the ordinary shares are written down.

Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.

Cumulative preference shares (not issued)

Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01.

The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.

The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro OverNight Index Average (EONIA) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.5 percentage points.

If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.

ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up.

No specific dividend payment restrictions with respect to the cumulative preference shares exist.